Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of maturities of long-term debt
Long-term debt is listed below:

December 31,	2016		2015
(In thousands)	Outstanding Balance	Average Rate	Outstanding Balance	Average Rate
Total Federal Home Loan Bank advances by year of maturity:
2017	$50,000	1.25%	$50,000	1.25%
2018	150,000	2.04%	150,000	2.04%
2019	75,000	1.96%	75,000	1.96%
2020	25,000	2.14%	25,000	2.14%
2021	—	—%	—	—%
Thereafter	100,000	3.40%	150,000	3.32%
Total	$400,000	2.27%	450,000	2.37%
Total broker repurchase agreements by year of maturity:
2017	300,000	1.75%	300,000	1.75%
Total	$300,000	1.75%	$300,000	1.75%
Total combined long-term debt by year of maturity:
2017	350,000	1.68%	350,000	1.68%
2018	150,000	2.04%	150,000	2.04%
2019	75,000	1.96%	75,000	1.96%
2020	25,000	2.14%	25,000	2.14%
2021	—	—%	—	—%
Thereafter	100,000	3.40%	150,000	3.32%
Total	$700,000	2.05%	$750,000	2.12%
Prepayment penalty	(5,719)	—	(11,895)	—
Total long-term debt	$694,281	2.07%	$738,105	2.16%